Property, Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 7,278,865	R$ 6,637,826	R$ 5,796,418
Property, plant, and equipment, additions	1,049,525	1,198,613	1,321,519
Property, plant, and equipment, depreciation	(740,272)	(737,593)	(646,982)
Property, plant, and equipment, transfer	(11,070)	742	(3,561)
Property, plant, and equipment, write-offs and disposals	(51,690)	(36,542)	(49,343)
Property, plant, and equipment, effect of foreign currency exchange rate variation	45,968	118,967	43,952
Property, plant, and equipment, Oxiteno andian	1,436
Property, plant, and equipment, Balance acquisition TEAS		96,852
Property, plant, and equipment, ending	7,572,762	7,278,865	6,637,826
Property, plant, and equipment, opening balance CBLSA			175,823
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	14,183,960	13,219,520	11,427,567
Property, plant, and equipment, additions	1,051,080	1,202,014	1,322,030
Property, plant, and equipment, transfer	(20,813)	798	(3,706)
Property, plant, and equipment, write-offs and disposals	(185,351)	(142,009)	(131,113)
Property, plant, and equipment, effect of foreign currency exchange rate variation	26,192	(207,904)	341,198
Property, plant, and equipment, Oxiteno andian	(16,622)
Property, plant, and equipment, Balance acquisition TEAS		111,541
Property, plant, and equipment, ending	15,038,446	14,183,960	13,219,520
Property, plant, and equipment, opening balance CBLSA			263,544
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(6,896,104)	(6,576,049)	(5,625,625)
Property, plant, and equipment, depreciation	(740,272)	(737,593)	(646,982)
Property, plant, and equipment, transfer	9,743	(56)	145
Property, plant, and equipment, write-offs and disposals	132,713	105,017	81,347
Property, plant, and equipment, effect of foreign currency exchange rate variation	17,435	327,266	(297,213)
Property, plant, and equipment, Oxiteno andian	15,629
Property, plant, and equipment, Balance acquisition TEAS		(14,689)
Property, plant, and equipment, ending	(7,460,856)	(6,896,104)	(6,576,049)
Property, plant, and equipment, opening balance CBLSA			(87,721)
Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(8,991)	(5,645)	(5,524)
Property, plant, and equipment, additions	(1,555)	(3,401)	(511)
Property, plant, and equipment, write-offs and disposals	948	450	423
Property, plant, and equipment, effect of foreign currency exchange rate variation	2,341	(395)	(33)
Property, plant, and equipment, Oxiteno andian	2,429
Property, plant, and equipment, ending	(4,828)	(8,991)	(5,645)
Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	7,278,865	6,637,826
Property, plant, and equipment, ending		7,278,865	6,637,826
Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	14,183,960	13,219,520
Property, plant, and equipment, ending		14,183,960	13,219,520
Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(6,896,104)	(6,576,049)
Property, plant, and equipment, ending		(6,896,104)	(6,576,049)
Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(8,991)	(5,645)
Property, plant, and equipment, ending		(8,991)	(5,645)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	620,879	576,642	520,575
Property, plant, and equipment, additions	43,420	3,994	4,319
Property, plant, and equipment, transfer	4,785	9,261	16,039
Property, plant, and equipment, write-offs and disposals	(2,017)	(895)	(969)
Property, plant, and equipment, effect of foreign currency exchange rate variation	1,059	(1,238)	4,574
Property, plant, and equipment, Oxiteno andian	(261)
Property, plant, and equipment, Balance acquisition TEAS		33,115
Property, plant, and equipment, ending	667,865	620,879	576,642
Property, plant, and equipment, opening balance CBLSA			32,104
Land [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(827)	(104)	(197)
Property, plant, and equipment, additions		(723)	(104)
Property, plant, and equipment, write-offs and disposals			197
Property, plant, and equipment, Oxiteno andian	681
Property, plant, and equipment, ending	(146)	(827)	(104)
Land [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	620,879	576,642
Property, plant, and equipment, ending		620,879	576,642
Land [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (827)	(104)
Property, plant, and equipment, ending		R$ (827)	R$ (104)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	13 years	13 years	12 years
Property, plant, and equipment, beginning	R$ 5,219,256	R$ 4,721,931	R$ 4,225,056
Property, plant, and equipment, additions	131,831	115,171	130,154
Property, plant, and equipment, transfer	365,953	588,696	105,060
Property, plant, and equipment, write-offs and disposals	(4,967)	(4,895)	(16,069)
Property, plant, and equipment, effect of foreign currency exchange rate variation	9,596	(261,955)	277,730
Property, plant, and equipment, Oxiteno andian	(13,948)
Property, plant, and equipment, Balance acquisition TEAS		60,308
Property, plant, and equipment, ending	5,707,721	5,219,256	4,721,931
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(2,969,209)	(2,980,166)	(2,474,504)
Property, plant, and equipment, depreciation	(298,767)	(271,867)	(258,068)
Property, plant, and equipment, transfer	2,983	1,143	(139)
Property, plant, and equipment, write-offs and disposals	3,510	3,449	10,174
Property, plant, and equipment, effect of foreign currency exchange rate variation	16,340	288,461	(257,629)
Property, plant, and equipment, Oxiteno andian	13,516
Property, plant, and equipment, Balance acquisition TEAS		(10,229)
Property, plant, and equipment, ending	(3,231,627)	(2,969,209)	(2,980,166)
Machinery [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(6,117)	(4,724)	(4,347)
Property, plant, and equipment, additions		(1,532)	(397)
Property, plant, and equipment, write-offs and disposals	769	444	45
Property, plant, and equipment, effect of foreign currency exchange rate variation	1,138	(305)	(25)
Property, plant, and equipment, Oxiteno andian	1,335
Property, plant, and equipment, ending	(2,875)	(6,117)	(4,724)
Machinery [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	5,219,256	4,721,931
Property, plant, and equipment, ending		5,219,256	4,721,931
Machinery [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(2,969,209)	(2,980,166)
Property, plant, and equipment, ending		(2,969,209)	(2,980,166)
Machinery [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (6,117)	(4,724)
Property, plant, and equipment, ending		R$ (6,117)	R$ (4,724)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	32 years	32 years	30 years
Property, plant, and equipment, beginning	R$ 1,801,073	R$ 1,637,871	R$ 1,440,204
Property, plant, and equipment, additions	18,117	7,041	10,677
Property, plant, and equipment, transfer	105,861	151,937	95,630
Property, plant, and equipment, write-offs and disposals	(4,339)	(2,929)	(12,409)
Property, plant, and equipment, effect of foreign currency exchange rate variation	7,023	(10,914)	32,998
Property, plant, and equipment, Oxiteno andian	(1,789)
Property, plant, and equipment, Balance acquisition TEAS		18,067
Property, plant, and equipment, ending	1,925,946	1,801,073	1,637,871
Property, plant, and equipment, opening balance CBLSA			70,771
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(743,117)	(724,408)	(632,908)
Property, plant, and equipment, depreciation	(58,158)	(53,462)	(46,795)
Property, plant, and equipment, transfer	187	10,046	130
Property, plant, and equipment, write-offs and disposals	4,681	2,608	5,535
Property, plant, and equipment, effect of foreign currency exchange rate variation	893	26,533	(28,365)
Property, plant, and equipment, Oxiteno andian	1,679
Property, plant, and equipment, Balance acquisition TEAS		(4,434)
Property, plant, and equipment, ending	(793,835)	(743,117)	(724,408)
Property, plant, and equipment, opening balance CBLSA			(22,005)
Buildings [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(306)
Property, plant, and equipment, additions		(306)
Property, plant, and equipment, Oxiteno andian	306
Property, plant, and equipment, ending	0	(306)
Buildings [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	1,801,073	1,637,871
Property, plant, and equipment, ending		1,801,073	1,637,871
Buildings [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(743,117)	(724,408)
Property, plant, and equipment, ending		(743,117)	R$ (724,408)
Buildings [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (306)
Property, plant, and equipment, ending		R$ (306)
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	10 years	8 years	9 years
Property, plant, and equipment, beginning	R$ 1,015,640	R$ 912,555	R$ 796,521
Property, plant, and equipment, additions	19,191	11,931	13,819
Property, plant, and equipment, transfer	129,234	103,371	116,698
Property, plant, and equipment, write-offs and disposals	(42,552)	(12,273)	(14,494)
Property, plant, and equipment, effect of foreign currency exchange rate variation	15	56	11
Property, plant, and equipment, ending	1,121,528	1,015,640	912,555
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(558,042)	(475,651)	(412,449)
Property, plant, and equipment, depreciation	(84,664)	(83,208)	(71,660)
Property, plant, and equipment, transfer	2,040	(4,574)	(166)
Property, plant, and equipment, write-offs and disposals	26,291	5,398	8,624
Property, plant, and equipment, effect of foreign currency exchange rate variation	(4)	(7)
Property, plant, and equipment, ending	(614,379)	(558,042)	(475,651)
Leasehold improvements [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(1,385)	(564)	(560)
Property, plant, and equipment, additions	(1,528)	(733)	(10)
Property, plant, and equipment, write-offs and disposals	111	2	14
Property, plant, and equipment, effect of foreign currency exchange rate variation	1,203	(90)	(8)
Property, plant, and equipment, ending	(1,599)	(1,385)	(564)
Leasehold improvements [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	1,015,640	912,555
Property, plant, and equipment, ending		1,015,640	912,555
Leasehold improvements [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(558,042)	(475,651)
Property, plant, and equipment, ending		(558,042)	(475,651)
Leasehold improvements [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (1,385)	(564)
Property, plant, and equipment, ending		R$ (1,385)	R$ (564)
Automotive [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	14 years	13 years	13 years
Property, plant, and equipment, beginning	R$ 2,864,333	R$ 2,729,522	R$ 2,429,079
Property, plant, and equipment, additions	103,288	98,478	131,134
Property, plant, and equipment, transfer	81,038	98,573	78,568
Property, plant, and equipment, write-offs and disposals	(57,187)	(62,240)	(29,935)
Property, plant, and equipment, ending	2,991,472	2,864,333	2,729,522
Property, plant, and equipment, opening balance CBLSA			120,676
Automotive [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(1,657,608)	(1,545,806)	(1,383,069)
Property, plant, and equipment, depreciation	(159,961)	(162,815)	(144,884)
Property, plant, and equipment, transfer		(7,232)	(29)
Property, plant, and equipment, write-offs and disposals	50,691	58,245	26,907
Property, plant, and equipment, ending	(1,766,878)	(1,657,608)	(1,545,806)
Property, plant, and equipment, opening balance CBLSA			(44,731)
Automotive [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(165)	(169)	(336)
Property, plant, and equipment, write-offs and disposals	67	4	167
Property, plant, and equipment, ending		(165)	(169)
Automotive [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	2,864,333	2,729,522
Property, plant, and equipment, ending		2,864,333	2,729,522
Automotive [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (1,657,608)	(1,545,806)
Property, plant, and equipment, ending		(1,657,608)	(1,545,806)
Automotive [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (169)
Property, plant, and equipment, ending			R$ (169)
Lpg tanks [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	10 years	8 years	11 years
Property, plant, and equipment, beginning	R$ 743,016	R$ 692,856	R$ 631,978
Property, plant, and equipment, additions	65,351	78,995	96,290
Property, plant, and equipment, transfer	(6,993)	2,552	(1,149)
Property, plant, and equipment, write-offs and disposals	(45,914)	(31,387)	(34,263)
Property, plant, and equipment, ending	755,460	743,016	692,856
Lpg tanks [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(401,056)	(328,384)	(280,445)
Property, plant, and equipment, depreciation	(57,890)	(88,308)	(64,226)
Property, plant, and equipment, transfer	4,467	(2,347)	130
Property, plant, and equipment, write-offs and disposals	28,925	17,983	16,157
Property, plant, and equipment, ending	(425,554)	(401,056)	(328,384)
Lpg tanks [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, ending	(98)
Lpg tanks [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	743,016	692,856
Property, plant, and equipment, ending		743,016	692,856
Lpg tanks [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(401,056)	(328,384)
Property, plant, and equipment, ending		(401,056)	R$ (328,384)
Lpg tanks [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (165)
Property, plant, and equipment, ending		R$ (165)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	7 years	6 years	7 years
Property, plant, and equipment, beginning	R$ 308,756	R$ 287,295	R$ 271,133
Property, plant, and equipment, additions	24,686	29,141	28,428
Property, plant, and equipment, transfer	7,564	18,061	6,948
Property, plant, and equipment, write-offs and disposals	(20,353)	(23,996)	(21,055)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(394)	(1,745)	1,841
Property, plant, and equipment, Oxiteno andian	(98)
Property, plant, and equipment, ending	320,161	308,756	287,295
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(123,650)	(112,200)	(101,082)
Property, plant, and equipment, depreciation	(27,106)	(28,792)	(21,740)
Property, plant, and equipment, transfer	28	498	80
Property, plant, and equipment, write-offs and disposals	11,274	15,002	12,365
Property, plant, and equipment, effect of foreign currency exchange rate variation	311	1,842	(1,823)
Property, plant, and equipment, Oxiteno andian	98
Property, plant, and equipment, ending	(139,045)	(123,650)	(112,200)
Property, plant, and equipment, opening balance CBLSA			(4,010)
Vehicles [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	308,756	287,295
Property, plant, and equipment, ending		308,756	287,295
Vehicles [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (123,650)	(112,200)
Property, plant, and equipment, ending		R$ (123,650)	R$ (112,200)
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	9 years	8 years	9 years
Property, plant, and equipment, beginning	R$ 279,016	R$ 265,909	R$ 204,550
Property, plant, and equipment, additions	15,009	18,417	35,078
Property, plant, and equipment, transfer	4,399	6,078	10,775
Property, plant, and equipment, write-offs and disposals	(2,665)	(863)	(834)
Property, plant, and equipment, effect of foreign currency exchange rate variation	198	(10,570)	10,756
Property, plant, and equipment, Oxiteno andian	(353)
Property, plant, and equipment, Balance acquisition TEAS		45
Property, plant, and equipment, ending	295,604	279,016	265,909
Property, plant, and equipment, opening balance CBLSA			5,584
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(155,339)	(148,575)	(120,747)
Property, plant, and equipment, depreciation	(18,944)	(18,482)	(15,128)
Property, plant, and equipment, transfer	(12)	(292)	(9)
Property, plant, and equipment, write-offs and disposals	2,280	513	594
Property, plant, and equipment, effect of foreign currency exchange rate variation	204	11,517	(9,275)
Property, plant, and equipment, Oxiteno andian	336
Property, plant, and equipment, Balance acquisition TEAS		(20)
Property, plant, and equipment, ending	(171,475)	(155,339)	(148,575)
Furniture [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(70)	(1)	(1)
Property, plant, and equipment, additions		(69)
Property, plant, and equipment, write-offs and disposals	1
Property, plant, and equipment, Oxiteno andian	69
Property, plant, and equipment, ending	0	(70)	(1)
Furniture [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	279,016	265,909
Property, plant, and equipment, ending		279,016	265,909
Furniture [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(155,339)	(148,575)
Property, plant, and equipment, ending		(155,339)	(148,575)
Furniture [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(70)	(1)
Property, plant, and equipment, ending		(70)	(1)
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	922,799	929,000	523,285
Property, plant, and equipment, additions	591,525	796,909	766,775
Property, plant, and equipment, transfer	(695,301)	(883,994)	(386,198)
Property, plant, and equipment, write-offs and disposals	(108)	(578)	(4)
Property, plant, and equipment, effect of foreign currency exchange rate variation	8,344	81,462	10,192
Property, plant, and equipment, Oxiteno andian	(173)
Property, plant, and equipment, ending	827,086	922,799	929,000
Property, plant, and equipment, opening balance CBLSA			14,950
Construction in progress [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(38)
Property, plant, and equipment, additions		(38)
Property, plant, and equipment, Oxiteno andian	38
Property, plant, and equipment, ending	0	(38)
Construction in progress [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	922,799	929,000
Property, plant, and equipment, ending		922,799	929,000
Construction in progress [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(38)
Property, plant, and equipment, ending		(38)
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	14,088	112,167	96,423
Property, plant, and equipment, additions	7,378	6,317	61,536
Property, plant, and equipment, transfer	(8,921)	(100,233)	(48,722)
Property, plant, and equipment, effect of foreign currency exchange rate variation	(1)	(4,163)	2,930
Property, plant, and equipment, ending	12,544	14,088	112,167
Advances to suppliers [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(83)	(83)	(83)
Property, plant, and equipment, additions	(27)
Property, plant, and equipment, ending	(110)	(83)	(83)
Advances to suppliers [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	14,088	112,167
Property, plant, and equipment, ending		14,088	112,167
Advances to suppliers [member] | Previously stated [member] | Provision for losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(83)	(83)
Property, plant, and equipment, ending		(83)	(83)
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	41	786	58
Property, plant, and equipment, additions	9,513	699	1,182
Property, plant, and equipment, transfer	(9,304)	(1,446)	(450)
Property, plant, and equipment, effect of foreign currency exchange rate variation		2	(4)
Property, plant, and equipment, ending	250	41	786
Imports in progress [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ 41	786
Property, plant, and equipment, ending		R$ 41	R$ 786
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life	5 years	5 years	5 years
Property, plant, and equipment, beginning	R$ 395,063	R$ 352,986	R$ 288,705
Property, plant, and equipment, additions	21,771	34,921	42,638
Property, plant, and equipment, transfer	872	7,942	3,095
Property, plant, and equipment, write-offs and disposals	(5,249)	(1,953)	(1,081)
Property, plant, and equipment, effect of foreign currency exchange rate variation	352	1,161	170
Property, plant, and equipment, Balance acquisition TEAS		6
Property, plant, and equipment, ending	412,809	395,063	352,986
Property, plant, and equipment, opening balance CBLSA			19,495
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	(288,083)	(260,859)	(220,421)
Property, plant, and equipment, depreciation	(34,782)	(30,659)	(24,481)
Property, plant, and equipment, transfer	50	2,702	148
Property, plant, and equipment, write-offs and disposals	5,061	1,819	991
Property, plant, and equipment, effect of foreign currency exchange rate variation	(309)	(1,080)	(121)
Property, plant, and equipment, Balance acquisition TEAS		(6)
Property, plant, and equipment, ending	(318,063)	(288,083)	(260,859)
Property, plant, and equipment, opening balance CBLSA			(16,975)
IT equipment [member] | Previously stated [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	395,063	352,986
Property, plant, and equipment, ending		395,063	352,986
IT equipment [member] | Previously stated [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning	R$ (288,083)	(260,859)
Property, plant, and equipment, ending		R$ (288,083)	R$ (260,859)